INCOME TAXES (Details Narrative)	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Corporate tax rate	Sole-Vision Technologies, Inc. (dba Iveda Taiwan) is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan’s corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year. This tax will not be provided if the company distributed the earnings before the end of the fiscal year.